LOSS PER ORDINARY SHARE (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
LOSS PER ORDINARY SHARE
Schedule of number of shares and loss used in the computation of basic and diluted loss

	Number of shares
	For the period of
	six months ended
	June 30,
	2022	2021
	(unaudited)	(unaudited)
Weighted number of Ordinary shares(*)	7,703,799	6,217,253

NOTE 10: — LOSS PER ORDINARY SHARE (continued)

	For the period of
	six months ended
	June 30,
	2022	2021
	(unaudited)	(unaudited)
Loss	$10,222	$7,027
Preferred shares dividend (see Note 6)	4,452	3,911
For the computation of basic and diluted loss per share	$14,674	$10,938
(*)	The computation of diluted loss per share did not take into account potential Ordinary shares (detailed below) due to their anti-dilutive effect:

a.	4,854,232 options to employees and consultants outstanding as of June 30, 2022 under the share-based compensation plan (3,607,911 as of June 30, 2021).
b.	1,600,499 Ordinary shares to be issued contingent upon future conditions, as part of a consideration in business combinations and other transactions made by the Group in the current and previous periods.
c.	27,660,146 Preferred shares outstanding as of June 30, 2022 (27,501,819 as of June 30, 2021) (see Note 1f. and Note 6).

	Number of shares
	2021	2020
Weighted number of Ordinary shares(*)	6,242,946	5,945,888

	Year ended December 31,
	2021	2020
Loss	$16,358	$14,172
Preferred shares dividend (see Note 16e.2)	8,211	6,498
For the computation of basic and diluted loss per share	$24,569	$20,670
(*)	The computation of diluted loss per share did not take into account potential Ordinary shares (detailed below) due to their anti-dilutive effect:
a.	3,854,644 options to employees and consultants outstanding as of December 31, 2021 under the share-based compensation plan (3,455,925 as of December 31, 2020).
b.	1,600,499 Ordinary shares to be issued contingent upon future conditions, as part of a consideration in a business combination (see Note 5), as part of the acquisition of a technology asset (see Note 11c) and as part of the launch of the DACC (see Note 16d.4).
c.	27,660,146 Preferred shares outstanding as of December 31, 2021 (23,323,729 as of December 31, 2020) (see Note 1f and Note 16).